6. STOCKHOLDERS' DEFICIT (Details)	12 Months Ended
Dec. 31, 2014
On November 21, 2012 [Member] | Warrant [Member]
Expected dividends	0.00%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69%
Expected forfeitures	0.00%
On July 9, 2013 [Member] | Warrant 1 [Member]
Expected dividends	0.00%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50%
Expected forfeitures	0.00%
On October 15, 2013 [Member] | Warrant 2 [Member]
Expected dividends	0.00%
Expected volatility	96.35%
Expected term	3 years
Risk free interest rate	1.45%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 3 [Member]
Expected dividends	0.00%
Expected volatility	86.94%
Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 4 [Member]
Expected dividends	0.00%
Expected volatility	86.94%
Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 5 [Member]
Expected dividends	0.00%
Expected volatility	86.23%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 6 [Member]
Expected dividends	0.00%
Expected volatility	86.23%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 7 [Member]
Expected dividends	0.00%
Expected volatility	123.49%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On February 17, 2014 [Member] | Warrant 8 [Member]
Expected dividends	0.00%
Expected volatility	123.49%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0.00%
On June 4, 2014 [Member] | Warrant 9 [Member]
Expected dividends	0.00%
Expected volatility	86.69%
Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0.00%